SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 6) (Advances to suppliers, Supplier, USD $)	Dec. 31, 2014	Dec. 31, 2013
Supplier A
Concentration of credit risk
Advances to suppliers	$ 16,268,349	$ 18,506,251
Supplier B
Concentration of credit risk
Advances to suppliers	10,459,225	10,497,138
Supplier C
Concentration of credit risk
Advances to suppliers	9,804,708	9,840,223
Supplier D
Concentration of credit risk
Advances to suppliers	$ 9,389,406	$ 2,904,207